Property, Equipment and Software, Net - Property, Equipment and Software (Details) (Parenthetical) - LendingClub Corp [Member] - USD ($) $ in Thousands	Mar. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Internally developed software	$ 86,238	[1]	$ 75,202	[1]	$ 40,709	[2]
Construction in Progress [Member]
Internally developed software	$ 12,600		$ 7,400		$ 459

[1]	Includes $12.6 million and $7.4 million in development in progress as of March 31, 2017 and December 31, 2016, respectively.
[2]	Includes $7.4 million and $459 thousand in construction in progress as of December 31, 2016 and 2015, respectively.